Average Annual Total Returns - INVESCO CORPORATE BOND FUND	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class R InceptionDate	Class R 1Year	Class R 5Years	Class R 10Years		Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class R5 InceptionDate	Class R5 1Year	Class R5 5Years	Class R5 10Years	Class R6 InceptionDate	Class R6 1Year	Class R6 5Years	Class R6 10Years		Bloomberg Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes) 1Year	Bloomberg Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes) 5Years	Bloomberg Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes) 10Years	Lipper BBB Rated Funds Index 1Year	Lipper BBB Rated Funds Index 5Years	Lipper BBB Rated Funds Index 10Years
Total	Sep. 23, 1971	6.63%	6.52%	5.57%	4.11%	4.66%	3.81%	3.93%	4.20%	3.53%	Aug. 30, 1993	9.41%	6.68%	5.40%	Jun. 06, 2011	11.12%	7.22%	5.78%	[1]	Aug. 12, 2005	11.66%	7.75%	6.28%	Jun. 01, 2010	11.72%	7.80%	6.43%	Sep. 24, 2012	11.81%	7.93%	6.41%	[1]	9.35%	6.44%	5.40%	9.87%	6.63%	5.59%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.